Provision for Federal Income taxes (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Current income tax expense
Federal
State			436	210	195
Total current income tax expense			436	210	195
Deferred income tax expense
Federal			755	1,006	882
State			443	212
Total deferred income tax expense	889	997	1,198	1,218	882
Income tax expense	$ 1,243	$ 1,248	$ 1,634	$ 1,428	$ 1,077